Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenues [Abstract]
Schedule of revenue
Revenues are comprised of the following:

	Year Ended December 31
	2021	2022	2023
Time charter revenue	$328,905	$351,006	$290,440
Voyage charter revenue	5,578	—	—
Other income	8,992	13,044	4,953
Total	$343,475	$364,050	$295,393